Franklin High Income Trust
Statement of Investments (unaudited), August 31, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 0.7%
Energy Equipment & Services 0.0%
†
a,b
Weatherford International plc ............................. United States 217,793 $ 659,913
a
Machinery 0.1%
a,c
Birch Permian Holdings, Inc. ............................. United States 78,499 392,495
a,c
Birch Permian Holdings, Inc. ............................. United States 611,911 2,983,066
3,375,561
Metals & Mining 0.0%
†
a
Contura Energy, Inc. ................................... United States 30,901 127,930
a
Oil, Gas & Consumable Fuels 0.5%
b
Amplify Energy Corp. .................................. United States 8,816 10,756
a,d
Chaparral Energy, Inc., A, 144A ........................... United States 5,033 176
a,e
Goodrich Petroleum Corp. ............................... United States 1,564,885 12,910,301
a,c,f
Nine Point Energy LLC ................................. United States 46,695,277 729,007
Riviera Resources, Inc. ................................. United States 149,317 263,544
a,e
Titan Energy LLC ..................................... United States 289,137 17,348
13,931,132
Paper & Forest Products 0.1%
Verso Corp., A ........................................ United States 83,362 1,092,876
Specialty Retail 0.0%
†
a
Party City Holdings, Inc. ................................ United States 276,851 758,572
a
Total Common Stocks (Cost $105,425,140) .....................................
19,945,984
Warrants
a a a a a
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Contura Energy, Inc., 7/26/23 ............................ United States 5,033 2,441
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Battalion Oil Corp., A, 10/08/22 ........................... United States 21,046 1,564
a,c
Battalion Oil Corp., B, 10/08/22 ........................... United States 26,308 1,068
a,c
Battalion Oil Corp., C, 10/08/22 ........................... United States 33,825 607
3,239
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 8,775 7,503
Total Warrants (Cost $12,589) .................................................
13,183
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,g,h
Digicel Group 0.5 Ltd., Sub. Bond, 144A, PIK, 7%, Perpetual ..... Bermuda 385,840 44,908
Total Convertible Bonds (Cost $106,181) .......................................
44,908
Corporate Bonds 95.6%
Aerospace & Defense 0.7%
d
BWX Technologies, Inc., Senior Note, 144A, 5.375%, 7/15/26 .... United States 8,500,000 8,934,010
d
Signature Aviation US Holdings, Inc., Senior Note, 144A, 5.375%,
5/01/26 ........................................... United States 9,800,000 10,122,469
19,056,479

Franklin High Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Airlines 0.4%
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd., Senior Secured Note, 144A, 6.5%, 6/20/27 ....... United States 11,300,000 $ 11,808,500
Auto Components 1.6%
d
Adient US LLC ,
Senior Secured Note, 144A, 9%, 4/15/25 .................. United States 6,000,000 6,671,250
Senior Secured Note, 144A, 7%, 5/15/26 .................. United States 20,500,000 22,055,233
Goodyear Tire & Rubber Co. (The), Senior Note, 9.5%, 5/31/25 ... United States 15,300,000 17,206,303
45,932,786
Banks 0.9%
CIT Group, Inc., Senior Bond, 5%, 8/15/22 .................. United States 50,000 52,384
h
JPMorgan Chase & Co. ,
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 15,000,000 15,828,916
i
V, Junior Sub. Bond, FRN, 3.616%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 9,900,000 9,412,058
25,293,358
Biotechnology 0.6%
d
Horizon Therapeutics USA, Inc., Senior Note, 144A, 5.5%, 8/01/27 United States 15,000,000 16,359,000
Building Products 1.5%
d
Cornerstone Building Brands, Inc., Senior Note, 144A, 8%, 4/15/26 United States 18,000,000 19,045,710
d
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 7,665,702
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 7,800,000 8,139,768
Senior Secured Note, 144A, 6.25%, 5/15/25 ............... United States 2,400,000 2,588,640
d
Standard Industries, Inc., Senior Note, 144A, 5%, 2/15/27 ....... United States 5,000,000 5,235,475
42,675,295
Chemicals 2.6%
d,g
Anagram International, Inc. / Anagram Holdings LLC, Secured Note,
144A, PIK, 10%, 8/15/26 .............................. United States 1,470,625 1,243,087
d
Element Solutions, Inc. ,
Senior Note, 144A, 5.875%, 12/01/25 .................... United States 12,400,000 12,911,500
Senior Note, 144A, 3.875%, 9/01/28 ..................... United States 14,000,000 14,324,800
d
Neon Holdings, Inc., Senior Secured Note, 144A, 10.125%, 4/01/26 United States 20,000,000 21,300,000
d
Olin Corp., Senior Note, 144A, 9.5%, 6/01/25 ................ United States 5,600,000 6,489,868
d
Rain CII Carbon LLC / CII Carbon Corp., Secured Note, 144A,
7.25%, 4/01/25 ..................................... United States 10,800,000 10,698,642
d
TPC Group, Inc., Senior Secured Note, 144A, 10.5%, 8/01/24 .... United States 8,500,000 7,209,955
74,177,852
Commercial Services & Supplies 0.4%
d
Prime Security Services Borrower LLC / Prime Finance, Inc., Senior
Secured Note, 144A, 3.375%, 8/31/27 .................... United States 11,600,000 11,587,356
Communications Equipment 1.0%
d
CommScope Technologies LLC, Senior Note, 144A, 6%, 6/15/25 .. United States 9,522,000 9,774,904
d
CommScope , Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 4,000,000 4,274,326
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 15,000,000 15,957,225
30,006,455

Franklin High Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Construction & Engineering 0.6%
d
New Enterprise Stone & Lime Co., Inc., Senior Secured Note, 144A,
6.25%, 3/15/26 ..................................... United States 17,400,000 $ 18,186,306
Construction Materials 0.9%
d
Cemex SAB de CV, Senior Secured Bond, 144A, 5.7%, 1/11/25 ... Mexico 25,000,000 25,593,750
Consumer Finance 2.6%
d
FirstCash , Inc., Senior Note, 144A, 4.625%, 9/01/28 ........... United States 13,500,000 13,899,128
Navient Corp. ,
Senior Note, 5%, 10/26/20 ............................ United States 7,200,000 7,225,632
Senior Note, 5.875%, 3/25/21 .......................... United States 5,000,000 5,089,075
Senior Note, 6.625%, 7/26/21 .......................... United States 5,300,000 5,445,750
Senior Note, 6.5%, 6/15/22 ............................ United States 9,900,000 10,345,500
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 8,600,000 9,180,500
Senior Note, 8.875%, 6/01/25 .......................... United States 3,900,000 4,404,465
Senior Note, 6.625%, 1/15/28 .......................... United States 15,500,000 17,719,600
73,309,650
Containers & Packaging 4.9%
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 2,754,000 2,875,520
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 11,600,000 12,080,008
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 12,112,500
Crown Americas LLC / Crown Americas Capital Corp. VI, Senior
Note, 4.75%, 2/01/26 ................................. United States 13,900,000 14,539,539
d
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 34,900,000 33,973,754
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 3,500,000 3,675,000
d
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 10,000,000 10,663,550
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 8,500,000 9,365,937
d
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA, Senior Secured Note, 144A,
5.125%, 7/15/23 ..................................... United States 2,200,000 2,235,090
d
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 5,500,000 6,180,048
Senior Note, 144A, 4%, 12/01/27 ....................... United States 13,200,000 14,124,000
d
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 10,200,000 11,238,105
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 7,600,000 8,034,112
141,097,163
Diversified Financial Services 0.5%
d
MPH Acquisition Holdings LLC, Senior Note, 144A, 7.125%, 6/01/24 United States 15,400,000 15,654,870
Diversified Telecommunication Services 5.8%
d
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,600,000 8,615,953
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 25,400,000 29,162,375
d
Altice France SA, Senior Secured Note, 144A, 5.5%, 1/15/28 .... France 8,000,000 8,415,000
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 10,200,000 10,702,962
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 8,900,000 9,313,004
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 3,175,500
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 14,700,000 16,171,617

Franklin High Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
d
CCO Holdings LLC / CCO Holdings Capital Corp., (continued)
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 11,500,000 $ 12,218,808
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 3,556,763
d
DKT Finance ApS , Senior Secured Note, 144A, 9.375%, 6/17/23 .. Denmark 16,800,000 16,989,000
d
Virgin Media Secured Finance plc ,
Senior Secured Bond, 144A, 5.5%, 8/15/26 ................ United Kingdom 7,300,000 7,710,625
Senior Secured Bond, 144A, 4.5%, 8/15/30 ................ United Kingdom 20,000,000 21,075,000
d
Zayo Group Holdings, Inc. ,
Senior Note, 144A, 6.125%, 3/01/28 ..................... United States 6,000,000 6,205,320
Senior Secured Note, 144A, 4%, 3/01/27 .................. United States 13,000,000 12,870,715
166,182,642
Electric Utilities 1.0%
d
Vistra Operations Co. LLC, Senior Note, 144A, 5.625%, 2/15/27 .. United States 26,500,000 28,062,440
Electronic Equipment, Instruments & Components 0.4%
CDW LLC / CDW Finance Corp., Senior Note, 4.125%, 5/01/25 ... United States 12,100,000 12,640,144
Energy Equipment & Services 1.6%
d
Archrock Partners LP / Archrock Partners Finance Corp., Senior
Note, 144A, 6.25%, 4/01/28 ............................ United States 4,700,000 4,734,310
d
CSI Compressco LP / CSI Compressco Finance, Inc. ,
g
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,045,000 12,393,846
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 6,703,231
d
Nabors Industries Ltd. ,
Senior Note, 144A, 7.25%, 1/15/26 ...................... United States 13,400,000 6,164,000
Senior Note, 144A, 7.5%, 1/15/28 ....................... United States 5,800,000 2,570,125
d
Weatherford International Ltd. ,
8.75%, 9/01/24 ..................................... United States 5,000,000 4,812,500
Senior Note, 144A, 11%, 12/01/24 ....................... United States 12,022,000 8,084,795
45,462,807
Entertainment 1.6%
d
Banijay Entertainment SASU, Senior Secured Note, 144A, 5.375%,
3/01/25 ........................................... France 22,900,000 23,229,188
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 11,372,184
d
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 4,333,500
d
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,719,020
46,653,892
Equity Real Estate Investment Trusts (REITs) 2.2%
d
HAT Holdings I LLC / HAT Holdings II LLC ,
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 13,100,000 13,744,258
Senior Note, 144A, 6%, 4/15/25 ........................ United States 11,600,000 12,455,500
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc., Senior Note, 5.75%, 2/01/27 ............... United States 3,600,000 3,988,134
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 7,700,000 8,107,368
Senior Bond, 5%, 10/15/27 ............................ United States 700,000 741,493
d
SBA Communications Corp., Senior Note, 144A, 3.875%, 2/15/27 . United States 9,400,000 9,772,522
d
VICI Properties LP / VICI Note Co., Inc. ,
Senior Bond, 144A, 4.125%, 8/15/30 ..................... United States 5,000,000 5,017,250

Franklin High Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
d
VICI Properties LP / VICI Note Co., Inc., (continued)
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 $ 7,993,760
61,820,285
Food Products 2.4%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 17,300,000 17,917,783
Senior Note, 5.25%, 9/15/27 ........................... United States 7,500,000 8,027,325
d
Kraft Heinz Foods Co. ,
Senior Bond, 144A, 4.25%, 3/01/31 ...................... United States 9,900,000 10,956,735
Senior Note, 144A, 3.875%, 5/15/27 ..................... United States 6,600,000 7,067,325
d
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 19,600,000 20,374,886
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 5,200,000 5,434,000
69,778,054
Health Care Equipment & Supplies 0.2%
d
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA,
Senior Note, 144A, 7.375%, 6/01/25 ...................... United States 5,600,000 5,834,500
Health Care Providers & Services 6.2%
Centene Corp. ,
d
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 23,550,000 24,933,563
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 13,364,400
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,717,681
CHS/Community Health Systems, Inc. ,
d
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 13,747,000 9,596,987
Senior Note, 6.875%, 2/01/22 .......................... United States 4,003,000 3,495,119
Senior Secured Note, 6.25%, 3/31/23 .................... United States 14,200,000 14,253,250
HCA, Inc. ,
Senior Bond, 3.5%, 9/01/30 ............................ United States 24,400,000 25,620,000
Senior Note, 5.375%, 9/01/26 .......................... United States 4,600,000 5,232,270
Senior Secured Bond, 5.25%, 4/15/25 .................... United States 11,000,000 12,831,239
d
MEDNAX, Inc., Senior Note, 144A, 6.25%, 1/15/27 ............ United States 18,300,000 19,421,241
Tenet Healthcare Corp. ,
d
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 15,000,000 15,770,925
Senior Note, 8.125%, 4/01/22 .......................... United States 7,000,000 7,565,250
Senior Note, 6.75%, 6/15/23 ........................... United States 13,700,000 14,604,200
d
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 5,206,200
176,612,325
Hotels, Restaurants & Leisure 5.7%
d
1011778 BC ULC / New Red Finance, Inc. ,
Secured Note, 144A, 5%, 10/15/25 ...................... Canada 7,400,000 7,611,677
Senior Secured Note, 144A, 4.25%, 5/15/24 ............... Canada 11,100,000 11,319,225
c,d,j
24 Hour Fitness Worldwide, Inc., Senior Note, 144A, 8%, 6/01/22 . United States 23,000,000 71,875
d
Colt Merger Sub, Inc. ,
Senior Secured Note, 144A, 5.75%, 7/01/25 ............... United States 7,000,000 7,341,250
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 17,600,000 18,650,808
d
Downstream Development Authority of the Quapaw Tribe of
Oklahoma, Senior Secured Note, 144A, 10.5%, 2/15/23 ....... United States 8,600,000 7,857,347
d
Golden Nugget, Inc. ,
Senior Note, 144A, 6.75%, 10/15/24 ..................... United States 16,200,000 13,871,250
Senior Note, 144A, 8.75%, 10/01/25 ..................... United States 2,700,000 2,017,980

Franklin High Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
d
Golden Nugget, Inc., (continued)
d
International Game Technology plc, Senior Secured Note, 144A,
5.25%, 1/15/29 ..................................... United States 8,000,000 $ 8,212,840
d
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC ,
Senior Note, 144A, 5%, 6/01/24 ........................ United States 13,600,000 14,067,636
Senior Note, 144A, 5.25%, 6/01/26 ...................... United States 6,500,000 6,764,257
d
Six Flags Theme Parks, Inc., Senior Secured Note, 144A, 7%,
7/01/25 ........................................... United States 8,300,000 8,998,818
d
Stars Group Holdings BV / Stars Group US Co-Borrower LLC, Senior
Note, 144A, 7%, 7/15/26 .............................. Canada 11,000,000 11,746,625
d
Studio City Finance Ltd., Senior Note, 144A, 7.25%, 2/11/24 ..... Macau 23,200,000 24,356,172
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Senior
Note, 144A, 7.75%, 4/15/25 ............................ United States 18,500,000 19,447,478
162,335,238
Household Durables 1.1%
d
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.75%, 8/01/25 ...................... United States 13,500,000 13,751,708
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 8,500,000 9,401,510
d
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.,
Senior Note, 144A, 5.625%, 3/01/24 ...................... United States 2,500,000 2,677,862
d
Williams Scotsman International, Inc., Senior Secured Note, 144A,
4.625%, 8/15/28 ..................................... United States 7,000,000 7,087,500
32,918,580
Independent Power and Renewable Electricity Producers 3.5%
d
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 13,900,000 14,614,668
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 12,667,504
Clearway Energy Operating LLC ,
Senior Note, 5.75%, 10/15/25 .......................... United States 11,200,000 11,901,176
Senior Note, 5%, 9/15/26 ............................. United States 14,700,000 15,479,394
d
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 10,484,400
d
InterGen NV, Senior Secured Bond, 144A, 7%, 6/30/23 ......... Netherlands 12,800,000 12,480,000
Talen Energy Supply LLC, Senior Note, 6.5%, 6/01/25 .......... United States 33,450,000 23,411,488
101,038,630
Insurance 1.8%
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Senior
Note, 144A, 6.75%, 10/15/27 ........................... United States 28,700,000 30,470,503
CNO Financial Group, Inc., Senior Note, 5.25%, 5/30/29 ........ United States 17,900,000 20,881,620
51,352,123
Internet & Direct Marketing Retail 0.4%
d
Match Group Holdings II LLC, Senior Note, 144A, 4.625%, 6/01/28 United States 10,900,000 11,503,915
IT Services 1.5%
d
Gartner, Inc., Senior Note, 144A, 4.5%, 7/01/28 ............... United States 9,300,000 9,730,125
d
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,878,062
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 4,000,000 4,106,880
d
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. ,
Senior Note, 144A, 6.75%, 6/01/25 ...................... United States 18,500,000 18,951,123
Senior Secured Note, 144A, 5.75%, 6/01/25 ............... United States 6,000,000 6,311,250
42,977,440

Franklin High Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.4%
d
Avantor , Inc., Senior Secured Note, 144A, 6%, 10/01/24 ........ United States 10,800,000 $ 11,326,500
Machinery 2.0%
d
Manitowoc Co., Inc. (The), Secured Note, 144A, 9%, 4/01/26 .... United States 15,100,000 15,748,772
d
Maxim Crane Works Holdings Capital LLC, Secured Note, 144A,
10.125%, 8/01/24 .................................... United States 10,000,000 10,042,050
d
Navistar International Corp., Senior Note, 144A, 6.625%, 11/01/25 United States 12,000,000 12,279,660
d
Vertical Holdco GmbH, Senior Note, 144A, 7.625%, 7/15/28 ..... Germany 6,200,000 6,552,625
d
Vertical US Newco, Inc., Senior Secured Note, 144A, 5.25%, 7/15/27 Germany 11,200,000 11,690,000
56,313,107
Media 6.8%
d
Clear Channel International BV, Senior Secured Note, 144A,
6.625%, 8/01/25 ..................................... United States 6,500,000 6,751,875
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 11,232,000 11,036,619
d
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 7,600,000 7,687,780
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 28,000,000 30,377,200
Senior Note, 6.75%, 11/15/21 .......................... United States 5,000,000 5,264,075
d
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 6,370,375
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 8,300,000 6,494,045
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 6,300,000 6,655,950
Senior Note, 5%, 3/15/23 ............................. United States 2,900,000 3,005,125
Senior Note, 5.875%, 11/15/24 ......................... United States 13,600,000 14,394,750
d
Senior Note, 144A, 7.375%, 7/01/28 ..................... United States 5,600,000 5,948,180
d
Gray Television, Inc., Senior Note, 144A, 7%, 5/15/27 .......... United States 9,100,000 9,896,705
d
LCPR Senior Secured Financing DAC, Senior Secured Note, 144A,
6.75%, 10/15/27 ..................................... United States 13,100,000 14,066,125
d
Nexstar Broadcasting, Inc. ,
Senior Note, 144A, 5.625%, 8/01/24 ..................... United States 12,800,000 13,165,376
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 12,800,000 13,524,032
d
Scripps Escrow, Inc., Senior Note, 144A, 5.875%, 7/15/27 ....... United States 10,400,000 10,413,000
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 16,000,000 16,140,000
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 7,200,000 7,920,000
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 5,000,000 5,037,900
194,149,112
Metals & Mining 2.0%
d
Cleveland-Cliffs, Inc., Senior Secured Note, 144A, 6.75%, 3/15/26 . United States 7,300,000 7,464,250
d
Novelis Corp. ,
Senior Bond, 144A, 5.875%, 9/30/26 ..................... United States 12,700,000 13,284,835
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 9,000,000 9,139,365
Steel Dynamics, Inc., Senior Note, 5%, 12/15/26 .............. United States 10,000,000 10,698,832
d
SunCoke Energy Partners LP / SunCoke Energy Partners Finance
Corp., Senior Note, 144A, 7.5%, 6/15/25 .................. United States 17,700,000 15,918,760
56,506,042
Oil, Gas & Consumable Fuels 13.5%
d
Aker BP ASA ,
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 5,900,000 6,085,404
Senior Note, 144A, 5.875%, 3/31/25 ..................... Norway 13,000,000 13,623,029

Franklin High Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 3,100,000 $ 3,177,500
Senior Note, 4.875%, 11/15/27 ......................... United States 3,600,000 3,687,624
j
California Resources Corp. ,
Senior Note, 5.5%, 9/15/21 ............................ United States 411,000 10,473
Senior Note, 6%, 11/15/24 ............................. United States 850,000 21,050
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
Senior Note, 7.75%, 4/15/23 ........................... United States 22,700,000 21,193,741
Cenovus Energy, Inc. ,
Senior Bond, 6.75%, 11/15/39 .......................... Canada 8,600,000 8,919,558
Senior Bond, 5.4%, 6/15/47 ............................ Canada 5,800,000 5,188,794
Senior Note, 5.375%, 7/15/25 .......................... Canada 14,300,000 14,565,628
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 7%, 6/30/24 ....................... United States 11,600,000 13,525,677
Senior Secured Note, 5.875%, 3/31/25 ................... United States 12,500,000 14,434,314
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 9,000,000 9,449,010
Senior Note, 4.5%, 10/01/29 ........................... United States 12,000,000 12,492,720
Senior Secured Note, 5.25%, 10/01/25 ................... United States 28,700,000 29,395,688
j
Chesapeake Energy Corp., Senior Note, 7.5%, 10/01/26 ........ United States 13,700,000 650,750
Comstock Resources, Inc., Senior Note, 9.75%, 8/15/26 ........ United States 12,600,000 13,508,460
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 6.75%, 4/01/23 ........................... United States 17,000,000 16,785,715
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 13,437,060
d
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 19,700,000 20,188,855
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 5,400,000 5,641,326
EnLink Midstream LLC, Senior Bond, 5.375%, 6/01/29 ......... United States 13,000,000 11,498,175
d,g,k
EnQuest plc, Senior Note, 144A, Reg S, PIK, 7%, 10/15/23 ...... United Kingdom 12,167,020 6,667,189
c,e,f,g
Goodrich Petroleum Corp., Senior Secured Note, PIK, 13.5%,
5/31/21 ........................................... United States 13,354,497 13,696,212
d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 17,905,087 16,159,341
Senior Secured Note, 144A, 10%, 2/29/24 ................. United States 3,942,756 4,104,409
c,d,g,j
Murray Energy Corp., Secured Note, 144A, PIK, 12%, 4/15/24 ... United States 18,564,500 11,788
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 14,934,228
i
Senior Note, FRN, 1.73%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 5,300,000 5,011,714
Senior Note, 8.875%, 7/15/30 .......................... United States 18,000,000 20,385,000
Senior Note, 6.625%, 9/01/30 .......................... United States 5,600,000 5,768,000
QEP Resources, Inc. ,
Senior Bond, 5.25%, 5/01/23 ........................... United States 3,600,000 2,961,000
Senior Note, 5.625%, 3/01/26 .......................... United States 10,700,000 6,908,508
d
Seven Generations Energy Ltd., Senior Note, 144A, 5.375%, 9/30/25 Canada 15,100,000 14,561,912
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 4.875%, 1/15/23 .......................... United States 6,500,000 6,629,707
Senior Note, 5.5%, 2/15/26 ............................ United States 8,000,000 8,271,520
Senior Note, 6%, 4/15/27 ............................. United States 13,100,000 13,974,687
d
Viper Energy Partners LP, Senior Note, 144A, 5.375%, 11/01/27 .. United States 8,200,000 8,459,858
385,985,624

Franklin High Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Personal Products 0.6%
d
Prestige Brands, Inc. ,
Senior Note, 144A, 6.375%, 3/01/24 ..................... United States 8,900,000 $ 9,210,566
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 6,500,000 6,833,970
16,044,536
Pharmaceuticals 2.7%
d
Bausch Health Americas, Inc., Senior Note, 144A, 9.25%, 4/01/26 . United States 22,700,000 25,197,681
d
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 5,900,000 6,075,525
Senior Note, 144A, 5%, 1/30/28 ........................ United States 6,000,000 5,917,500
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 4,200,000 4,367,832
d
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 10,304,000 11,173,400
Senior Note, 144A, 6%, 6/30/28 ........................ United States 14,873,000 11,536,986
d
Par Pharmaceutical, Inc., Senior Secured Note, 144A, 7.5%, 4/01/27 United States 4,273,000 4,567,025
d
Teva Pharmaceutical Finance Netherlands III BV, Senior Note, 144A,
7.125%, 1/31/25 ..................................... Israel 9,300,000 10,082,967
78,918,916
Real Estate Management & Development 1.1%
d
Five Point Operating Co. LP / Five Point Capital Corp., Senior Note,
144A, 7.875%, 11/15/25 ............................... United States 21,400,000 21,573,661
d
Howard Hughes Corp. (The), Senior Note, 144A, 5.375%, 8/01/28 . United States 9,200,000 9,367,302
30,940,963
Road & Rail 1.0%
d
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 16,000,000 15,849,840
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 12,000,000 11,797,380
27,647,220
Semiconductors & Semiconductor Equipment 0.8%
d
Amkor Technology, Inc., Senior Note, 144A, 6.625%, 9/15/27 ..... United States 15,000,000 16,347,225
d
ON Semiconductor Corp., Senior Note, 144A, 3.875%, 9/01/28 ... United States 6,900,000 7,225,887
23,573,112
Software 1.5%
d
Blackboard, Inc., Secured Note, 144A, 10.375%, 11/15/24 ....... United States 26,000,000 26,438,750
d
Camelot Finance SA, Senior Secured Note, 144A, 4.5%, 11/01/26 . United States 15,600,000 16,178,136
42,616,886
Specialty Retail 0.4%
d
Lithia Motors, Inc., Senior Note, 144A, 4.625%, 12/15/27 ........ United States 8,600,000 9,094,500
d,i
Party City Holdings, Inc., Senior Secured Note, 144A, FRN, 5.75%,
(6-month USD LIBOR + 5%), 7/15/25 ..................... United States 2,720,625 1,734,398
10,828,898
Technology Hardware, Storage & Peripherals 0.3%
d
Dell International LLC / EMC Corp. ,
Senior Note, 144A, 5.875%, 6/15/21 ..................... United States 2,978,000 2,986,368
Senior Note, 144A, 7.125%, 6/15/24 ..................... United States 4,900,000 5,092,521
8,078,889

Franklin High Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Thrifts & Mortgage Finance 1.0%
MGIC Investment Corp., Senior Note, 5.25%, 8/15/28 .......... United States 9,200,000 $ 9,673,524
Radian Group, Inc., Senior Note, 6.625%, 3/15/25 ............. United States 17,400,000 18,737,625
28,411,149
Trading Companies & Distributors 4.1%
d
Ahern Rentals, Inc., Secured Note, 144A, 7.375%, 5/15/23 ...... United States 13,500,000 5,651,707
Aircastle Ltd., Senior Note, 4.125%, 5/01/24 ................. United States 13,000,000 12,582,552
d
Beacon Roofing Supply, Inc., Senior Note, 144A, 4.875%, 11/01/25 United States 17,700,000 17,579,374
H&E Equipment Services, Inc., Senior Note, 5.625%, 9/01/25 .... United States 13,700,000 14,230,875
d
HD Supply, Inc., Senior Note, 144A, 5.375%, 10/15/26 ......... United States 7,500,000 7,907,925
d
Herc Holdings, Inc., Senior Note, 144A, 5.5%, 7/15/27 .......... United States 13,300,000 13,965,000
United Rentals North America, Inc. ,
Senior Bond, 5.5%, 5/15/27 ............................ United States 18,400,000 19,742,740
Senior Bond, 5.25%, 1/15/30 ........................... United States 7,000,000 7,787,290
d
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 8,800,000 9,682,244
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 8,500,000 9,495,393
118,625,100
Wireless Telecommunication Services 2.8%
g
Digicel Group 0.5 Ltd. ,
d
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 2,329,600 802,418
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 7,264,520 5,212,293
Hughes Satellite Systems Corp., Senior Note, 6.625%, 8/01/26 ... United States 19,150,000 21,755,549
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 14,700,000 17,125,500
Senior Note, 7.625%, 2/15/25 .......................... United States 18,200,000 21,828,625
Senior Note, 7.625%, 3/01/26 .......................... United States 12,200,000 15,022,226
81,746,611
Total Corporate Bonds (Cost $2,732,915,753) ...................................
2,737,624,500
Shares
Escrows and Litigation Trusts 0.0%
†
a,c
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a,c
Vistra Energy Corp., Escrow Account ...................... United States 50,000,000 1,000
Total Escrows and Litigation Trusts (Cost $1,303,653) ...........................
1,000
Total Long Term Investments (Cost $2,839,763,316) .............................
2,757,629,575
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a
Money Market Funds 2.1%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 58,995,352 58,995,352
Total Money Market Funds (Cost $58,995,352) ..................................
58,995,352
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 25,000 25,000

Franklin High Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 16 .
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
n
Joint Repurchase Agreement, BNP Paribas SA, 0.08%, 9/01/20
(Maturity Value $7,301)
Collateralized by U.S. Treasury Notes, 1.5% - 2.25%, 1/31/22 -
1/31/24 (valued at $7,447) ............................. 7,301 $ 7,301
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $32,301) ...............................................................
32,301
Total Short Term Investments (Cost $59,027,653 ) ................................
59,027,653
a
Total Investments (Cost $2,898,790,969) 98.4% ..................................
$2,816,657,228
Other Assets, less Liabilities 1.6% .............................................
45,633,207
Net Assets 100.0% ...........................................................
$2,862,290,435
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2020.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $1,849,454,481, representing 64.6% of net assets.
e
See Note 4 regarding holdings of 5% voting securities.
f
See Note 3 regarding restricted securities.
g
Income may be received in additional securities and/or cash.
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
Defaulted security or security for which income has been deemed uncollectible.
k
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2020, the value of this security was $6,667,189, representing 0.2% of net assets.
l
See Note 6 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2020, all repurchase agreements had been entered into on that date.

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

3. Restricted Securities
At August 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 were as follows:
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended August 31, 2020, investments in “affiliated companies” were as follows:
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
13,354,497
a
Goodrich Petroleum Corp., Senior Secured Note, PIK,
13.5%, 5/31/21 ............................ 5/31/19 – 7/15/20 $ 13,354,497 $ 13,696,212
46,695,277 Nine Point Energy LLC ........................ 7/15/14 – 3/24/17 26,331,864 729,007
Total Restricted Securities (Value is 0.51% of Net Assets) ............. $39,686,361 $14,425,219
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $12,910,301 as of August 31, 2020.
Value at
Beginning
of Period Purc hases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Goodrich Petroleum Corp. ... $ 12,581,675 $ — $ — $ — $ 328,626 $ 12,910,301 1,564,885 $ —
Titan Energy LLC ......... 10,857 — — — 6,491 17,348 289,137 —
$12,592,532 $— $— $ — $ 335,117 $12,927,649 $ —
Interest
Goodrich Petroleum Corp.,
13.5%, 5/31/22 ......... 12,678,055 435,999
a
— — 582,158 13,696,212 13,354,497 454,244
Total Affiliated Securities
(Value is 0.9% of Net Assets) $25,270,587 $435,999 $— — 917,275 $26,623,861 $454,244
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2020, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $90,258,908 $264,503,134 $(295,766,690) $ — $ — $ 58,995,352 58,995,352 $ —
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $55,000 $(30,000) $ — $ — $ 25,000 25,000 $ —
Total Affiliated Securities .... $90,258,908 $264,558,134 $(295,796,690) $— $— $59,020,352 $—
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 659,913 $ — $ — $ 659,913
Machinery ............................ — — 3,375,561 3,375,561
Metals & Mining ....................... 127,930 — — 127,930
Oil, Gas & Consumable Fuels ............. 13,184,777 17,348 729,007 13,931,132
Paper & Forest Products ................. 1,092,876 — — 1,092,876
Specialty Retail ........................ 758,572 — — 758,572
Warrants :
Metals & Mining ....................... — 2,441 — 2,441

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets:
Investments in Securities:
Warrants:
Oil, Gas & Consumable Fuels ............. $ — $ — $ 3,239 $ 3,239
Paper & Forest Products ................. — 7,503 — 7,503
Convertible Bonds ....................... — 44,908 — 44,908
Corporate Bonds :
Aerospace & Defense ................... — 19,056,479 — 19,056,479
Airlines .............................. — 11,808,500 — 11,808,500
Auto Components ...................... — 45,932,786 — 45,932,786
Banks ............................... — 25,293,358 — 25,293,358
Biotechnology ......................... — 16,359,000 — 16,359,000
Building Products ...................... — 42,675,295 — 42,675,295
Chemicals ........................... — 74,177,852 — 74,177,852
Commercial Services & Supplies ........... — 11,587,356 — 11,587,356
Communications Equipment .............. — 30,006,455 — 30,006,455
Construction & Engineering ............... — 18,186,306 — 18,186,306
Construction Materials .................. — 25,593,750 — 25,593,750
Consumer Finance ..................... — 73,309,650 — 73,309,650
Containers & Packaging ................. — 141,097,163 — 141,097,163
Diversified Financial Services ............. — 15,654,870 — 15,654,870
Diversified Telecommunication Services ..... — 166,182,642 — 166,182,642
Electric Utilities ........................ — 28,062,440 — 28,062,440
Electronic Equipment, Instruments &
Components ........................ — 12,640,144 — 12,640,144
Energy Equipment & Services ............. — 45,462,807 — 45,462,807
Entertainment ......................... — 46,653,892 — 46,653,892
Equity Real Estate Investment Trusts (REITs) . — 61,820,285 — 61,820,285
Food Products ........................ — 69,778,054 — 69,778,054
Health Care Equipment & Supplies ......... — 5,834,500 — 5,834,500
Health Care Providers & Services .......... — 176,612,325 — 176,612,325
Hotels, Restaurants & Leisure ............. — 162,263,363 71,875 162,335,238
Household Durables .................... — 32,918,580 — 32,918,580
Independent Power and Renewable Electricity
Producers .......................... — 101,038,630 — 101,038,630
Insurance ............................ — 51,352,123 — 51,352,123
Internet & Direct Marketing Retail .......... — 11,503,915 — 11,503,915
IT Services ........................... — 42,977,440 — 42,977,440
Life Sciences Tools & Services ............ — 11,326,500 — 11,326,500
Machinery ............................ — 56,313,107 — 56,313,107
Media ............................... — 194,149,112 — 194,149,112
Metals & Mining ....................... — 56,506,042 — 56,506,042
Oil, Gas & Consumable Fuels ............. — 372,277,624 13,708,000 385,985,624
Personal Products ..................... — 16,044,536 — 16,044,536
Pharmaceuticals ....................... — 78,918,916 — 78,918,916
Real Estate Management & Development .... — 30,940,963 — 30,940,963
Road & Rail .......................... — 27,647,220 — 27,647,220
Semiconductors & Semiconductor Equipment . — 23,573,112 — 23,573,112
Software ............................. — 42,616,886 — 42,616,886
Specialty Retail ........................ — 10,828,898 — 10,828,898
Technology Hardware, Storage & Peripherals . — 8,078,889 — 8,078,889
Thrifts & Mortgage Finance ............... — 28,411,149 — 28,411,149
Trading Companies & Distributors .......... — 118,625,100 — 118,625,100
Wireless Telecommunication Services ....... — 81,746,611 — 81,746,611
Escrows and Litigation Trusts ............... — — 1,000
a
1,000
7. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets:
Investments in Securities:
Short Term Investments ................... $ 59,020,352 $ 7,301 — $ 59,027,653
Total Investments in Securities ........... $74,844,420 $2,723,924,126 $17,888,682 $2,816,657,228
a
Includes securities determined to have no value at August 31, 2020.
Currency
USD
United States Dollar
Selected Portfolio
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
7. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.